(212) 318-6052

christophertafone@paulhastings.com

May 7, 2015	92937.00003

Mr. Jay Williamson

Mr. Jeff Long

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	TCW Alternative Funds (the “Trust”) (File No. 333-203058)

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14

Dear Mr. Williamson and Mr. Long:

Transmitted herewith for filing is a copy of the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for filing under the Securities Act of 1933, as amended (the “Registration Statement”). This filing has been marked to show changes made since the filing of the Fund’s Registration Statement on Form N-14 on March 27, 2015 (SEC Accession No. 0001193125-15-108898). This Pre-Effective Amendment No. 1 to the Registration Statement is being filed in connection with the reorganization of RiverPark/Gargoyle Hedged Value Fund, a series of the RiverPark Funds Trust, into the TCW/Gargoyle Hedged Value Fund, a series of the Trust.

Please call the undersigned at the number listed above with any questions or comments that you may have regarding the Registration Statement. Thank you.

Very truly yours,

/s/ Christopher J. Tafone

Christopher J. Tafone

for PAUL HASTINGS LLP

cc: David A. Hearth, Paul Hastings LLP

Paul Hastings LLP | 75 East 55th Street | New York, NY 10022

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